Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	CureVac N.V.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001809122
Amendment Flag	false